Note 2 - Allowance For Loan Losses: Schedule of Loans and Financing Receivable (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Gross	$ 668,850,870	$ 535,103,118
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, 3-months net charge-offs	$ 26,382,742	$ 27,942,416
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, Gross	$ 591,483,591	$ 476,763,220
Financing Receivable, percent of portfolio	88.40%	89.10%
Financing Receivable, 3-months net charge-offs	$ 25,432,686	$ 26,942,607
Financing Receivable, percent net charge-offs	96.40%	96.40%
Real Estate Loans
Financing Receivable, Gross	$ 29,914,177	$ 25,738,330
Financing Receivable, percent of portfolio	4.50%	4.80%
Financing Receivable, 3-months net charge-offs	$ 14,646	$ 23,911
Financing Receivable, percent net charge-offs	0.10%	0.10%
Sales Finance Contracts
Financing Receivable, Gross	$ 47,453,102	$ 32,601,568
Financing Receivable, percent of portfolio	7.10%	6.10%
Financing Receivable, 3-months net charge-offs	$ 935,410	$ 975,898
Financing Receivable, percent net charge-offs	3.50%	3.50%